UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

 /s/ Stephen C. Miller         Boulder, Colorado     May 10, 2005
       (Signature)               (City, State)          (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $362,925  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE
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

   ---------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER         TITLE   CUSIP
                          OF                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                          CLASS                  (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                                                                                                             SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------

   APARTMENT INVT & MGMT   CL A    03748R101     $4         100        SH           DEFINED      1                   100
   CO.

   ARCHSTONE-SMITH
   REALTY TRUST            COM     039583109     $5,117     150,000    SH           DEFINED      1                   150,000

   ARDEN REALTY, INC.      COM     039793104     $1,523     45,000     SH           DEFINED      1                   45,000

   AVALON BAY
   COMMUNITIES, INC.       COM     053484101     $4,816     72,000     SH           DEFINED      1                   72,000

   BERKSHIRE HATHAWAY
   INC. CLASS A            CL A    084670108     $89,610    1,030      SH           DEFINED      1                   1,030

   BERKSHIRE HATHAWAY
   INC. CLASS B            CL B    084670207     $24,019    8,410      SH           DEFINED      1                   8,410

   BLACKROCK ADVANTAGE
   TERM TRUST, INC.        COM     09247A101     $10        1,000      SH           DEFINED      1                   1,000

   BLAIR CORP              COM     092828102     $3         100        SH           DEFINED      1                   100

   BOSTON PROPERTIES INC.  COM     101121101     $367       6,100      SH           DEFINED      1                   6,100

   BRISTOL-MEYERS SQUIBB
   COMPANY                 COM     110122108     $5,270     207,000    SH           DEFINED      1                   207,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106     $3         100        SH           DEFINED      1                   100

   CHELSEA PROPERTY
   GROUP INC.              COM     163421100     $7         100        SH           DEFINED      1                   100

   CITIGROUP INC.          COM     172967101     $13,184    293,360    SH           DEFINED      1                   293,360

   CORNERSTONE STRATEGIC
   VALUE FUND              COM     21924B104     $1         181        SH           DEFINED      1                   181

   CORNERSTONE TOTAL
   RETURN FUND             COM     21924U102     $1         55         SH           DEFINED      1                   55

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     $5,690     100,000    SH           DEFINED      1                   100,000

                           COM
   DUKE REALTY CORP        NEW     264411505     $3         100        SH           DEFINED      1                   100

   EAGLE MATERIALS INC.    COM     26969P108     $405       5,000      SH           DEFINED      1                   5,000

   EQUITY OFFICE
   PROPERTIES TRUST        COM     294741103     $3         100        SH           DEFINED      1                   100

                           SH BEN
   EQUITY RESIDENTIAL      INT     29476L107     $1,417     44,000     SH           DEFINED      1                   44,000

   FEDERATED INVESTORS,
   INC.                    CL B    314211103     $4,530     160,000    SH           DEFINED      1                   160,000

   FIDELITY NATIONAL$
   FINANCIAL, INC.         COM     316326107     $5,221     158,500    SH           DEFINED      1                   158,500

   FIRST AMERICAN
   CORPORATION             COM     318522307     $5,270     160,000    SH           DEFINED      1                   160,000

   FIRST INDUSTRIAL
   REALTY TRUST INC.       COM     32054K103     $17,061    451,000    SH           DEFINED      1                   451,000

   GABELLI UTILITY TRUST   COM     36240A101     $1         100        SH           DEFINED      1                   100

   GABLES RESIDENTIAL      SH BEN
   TRUST                   INT     362418105     $666       20,000     SH           DEFINED      1                   20,000

   H & R BLOCK, INC.       COM     093671105     $2,276     45,000     SH           DEFINED      1                   45,000

   HEALTH CARE PROPERTY
   INVESTORS INC.          COM     421915109     $2,206     94,000     SH           DEFINED      1                   94,000

   HEALTH CARE REALTY
   TRUST                   COM     421946104     $1,348     37,000     SH           DEFINED      1                   37,000

   HEINEKEN                FOREIGN 7108048       $4,352     125,615    SH           DEFINED      1                   125,615

   HOSPITALITY PROPERTY    COM SH BEN
   TRUST                   INT     44106M102     $18,131    449,000    SH           DEFINED      1                   449,000

                           COM SH BEN
   HRPT PROPERTIES TRUST   INT     40426W101     $19,532    1,640,000  SH           DEFINED      1                   1,640,000

                           SH BEN
   LIBERTY PROPERTY TRUST  INT     531172104     $859       22,000     SH           DEFINED      1                   22,000

   MACK-CALI REALTY CORP   COM     554489104     $146       3,500      SH           DEFINED      1                   3,500

   MARSH & MCLENNAN
   COMPANIES, INC.         COM     571748102     $6,845     225,000    SH           DEFINED      1                   225,000

   MERCK & COMPANY INC.    COM     589331107     $6,960     215,000    SH           DEFINED      1                   215,000

   MILLS CORP              COM     601148109     $5         100        SH           DEFINED      1                   100

   MORGAN STANLEY EMERG
   MKT DEBT                COM     61744H105     $1         100        SH           DEFINED      1                   100

   NEW PLAN EXCEL REALTY
   TRUST                   COM     648053106     $25        1,000      SH           DEFINED      1                   1,000

   PAN PACIFIC RETAIL
   PROPERTIES, INC.        COM     69806L104     $5,108     90,000     SH           DEFINED      1                   90,000

   PEPSI BOTTLING GROUP    COM     713409100     $5,570     200,000    SH           DEFINED      1                   200,000

   PFIZER INC.             COM     717081103     $6,988     266,000    SH           DEFINED      1                   266,000

   POST PROPERTIES, INC.   COM     737464107     $14,558    469,000    SH           DEFINED      1                   469,000

   PRENTISS PROPERTIES     SH BEN
   TRUST                   INT     740706106     $7,724     226,100    SH           DEFINED      1                   226,100

   PROVIDIAN FINANCIAL
   CORP.                   COM     74406A102     $11,978    698,000    SH           DEFINED      1                   698,000

   REGENCY CENTERS CORP.   COM     758849103     $4,287     90,000     SH           DEFINED      1                   90,000

   SARA LEE CORPORATION    COM     803111103     $1,330     60,000     SH           DEFINED      1                   60,000

   SCHERING-PLOUGH
   CORPORATION             COM     806605101     $4,792     264,000    SH           DEFINED      1                   264,000

   SIMON PROPERTY GROUP
   INC.                    COM     828806109     $788       13,000     SH           DEFINED      1                   13,000

   TANGER FACTORY OUTLET
   CENTERS                 COM     875465106     $2         100        SH           DEFINED      1                   100

   TORCHMARK CORPORATION   COM     891027104     $6,264     120,000    SH           DEFINED      1                   120,000

   TRIZEC PROPERTIES INC   COM     89687P107     $209       11,000     SH           DEFINED      1                   11,000

                           NY SHS
   UNILEVER N.V.           NEW     904784709     $5,474     80,000     SH           DEFINED      1                   80,000

   VORNADO REALTY TRUST    SH BEN
   INC.                    INT     929042109     $2,147     31,000     SH           DEFINED      1                   31,000

   WASHINGTON MUTUAL       COM     939322103     $8,058     204,000    SH           DEFINED      1                   204,000

   WESCO FINANCIAL CORP    COM     950817106     $192       500        SH           DEFINED      1                   500

   YUM! BRANDS INC.        COM     988498101     $30,568    590,000    SH           DEFINED      1                   590,000

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